Debt - Short Term Borrowing and Commercial Paper Program (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018
Line of Credit Facility [Line Items]
Facility Capacity	$ 15,000,000,000
Principal Amount Outstanding	4,471,000,000
Commercial paper	0	$ 0
Short Term Facility
Line of Credit Facility [Line Items]
Facility Capacity			$ 700,000,000
Principal Amount Outstanding	$ 0	$ 0